Apr. 30, 2017

HEWITT SERIES TRUST

Supplement dated June 28, 2017,

to the Prospectus, dated April 30, 2017,

for the Hewitt Money Market Fund

Effective July 1, 2017, pursuant to an Amended and Restated Administration Agreement by and between the Hewitt Series Trust (the "Trust") and Hewitt Associates, LLC ("Hewitt"), the Trust's administrator, the monthly fee that the Trust pays to Hewitt has been reduced. Therefore, effective on that date, the prospectus is revised as follows:

•	On page 1, the table labeled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Expense Reimbursement (2)	(0.03)%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)	0.85%

(1)       Other Expenses have been restated to reflect current fees.

(2)       The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors ("BFA"), the investment adviser to the Treasury Money Market Master Portfolio (the "Portfolio," which is a series of the Master Investment Portfolio ("MIP")), into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for MIP. This arrangement is in effect through the close of business on April 30, 2018 and neither BFA nor MIP can discontinue the agreement prior to May 1, 2018 without the consent of the board of trustees of MIP (the "MIP Board"). Hewitt Associates LLC ("Hewitt"), the Fund's administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.85% of the Fund's average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the "Board of Trustees") approves its termination.

•	On page 1, the section titled "Example" is deleted in its entirety and replaced with the following:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement) in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$ 278	$ 485	$1,082